Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurements at
		December 31, 2011
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	490	—	490	—
Total	490	—	490	—

Liabilities:
Interests rate swap contract	23,370	—	—	23,370
Total	23,370	—	—	23,370

		Fair value measurements at
		December 31, 2012
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	3,323	—	3,323	—
Total	3,323	—	3,323	—

Liabilities:
Interests rate swap contract	13,557	—	—	13,557
Total	13,557	—	—	13,557

Schedule of activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Liabilities
Interest rate swap
Balance at December 31, 2009	22,986
Total realized and unrealized losses:
Included in earnings	22,945
Included in other comprehensive income	—
Settlement	(15,268)
Balance at December 31, 2010	30,663
Total losses for 2010:
included in earnings attributable to the change in unrealized losses relating to liabilities held at December 31, 2010	7,677

Liabilities
Interest rate swap
Balance at December 31, 2010	30,663
Total realized and unrealized losses:
Included in earnings	8,481
Included in other comprehensive income	—
Settlement	(15,774)
Balance at December 31, 2011	23,370
Total gain for 2011:
included in earnings attributable to the change in unrealized gain relating to liabilities held at December 31, 2011	(7,293)

Liabilities
Interest rate swap
Balance at December 31, 2011	23,370
Total realized and unrealized losses:
Included in earnings	1,958
Included in other comprehensive income	—
Settlement	(11,771)
Balance at December 31, 2012	13,557
Total gain for 2012:
included in earnings attributable to the change in unrealized gain relating to liabilities held at December 31, 2012	(9,813)

Schedule of fair value hierarchy of assets and liabilities that are measured at fair value on a nonrecurring basis

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis at December 31, 2011 and 2012, respectively:

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
	December	identical	observable	unobservable
	31,	assets	inputs	inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)	Total losses
Property, plant and equipment, net	12,389,184	—	—	12,389,184	2,275,024
Goodwill	—	—	—	Nil(*)	273,382

* As further described in note (23), the Company recorded a full impairment of its goodwill based on its estimated implied fair value of nil as of December 31, 2011. The estimated implied fair value was determined based on certain Level 3 unobservable inputs.

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)	Total losses
Property, plant and equipment, net	13,218,200	—		13,218,200	200,497